Income Taxes (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Deferred Tax Assets, Goodwill and Intangible Assets	$ 1,599	$ 1,758
Tax Cuts and Jobs Act, Income Tax Expense (Benefit)		$ 86
Net tax (benefit)/expense related to the TCJ Act per share		$ 0.06
Reserves For Income Taxes	(2,300)
Interest accrued	469	$ 390
Interest accrued recognized	103	102
Operating loss carryforwards	34,000
Income tax undistributed international earnings	11,000
Transition tax liability	1,700
Transition tax, expected payments	772
Transition tax, payments made	579	309	$ 309
Tax benefit related to impairment of certain investments for local statutory reporting	$ 54	$ 68
Tax benefit related to impairment of certain investments for local statutory reporting - per share amount	$ 0.04	$ 0.05
Expire in 2016
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 400
Expire Between 2017 and 2035 Years
Income Tax Contingency [Line Items]
Operating loss carryforwards	29,100
Carried Forward Indefinitely
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 4,500